Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature

24            Expenses by nature

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

.	December 31, 2021	December 31, 2020	December 31, 2019
Employee expenses	(1,010,989)	(628,699)	(453,872)
Third-party services and other inputs	(65,023)	(55,660)	(36,179)
Short-term leases	(5,922)	(4,669)	(4,165)
Travel expenses	(4,156)	(8,656)	(25,891)
Depreciation and amortization (a)	(48,354)	(29,882)	(25,577)
Stock options (b) (note 21)	(2,531)	(934)	(3,199)
Consulting (c)	(9,177)	(446)	(858)
Expected credit loss	(497)	(196)	(1,091)
Impairment of intangible assets (note 14)	(21,895)	-	-
Surplus of indemnity	-	18	(14,891)
Other costs and expenses	(31,230)	(19,151)	(19,701)
Total	(1,199,774)	(748,275)	(585,434)
Disclosed as:
Costs of services provided	(935,732)	(600,866)	(448,979)
Selling expenses	(89,654)	(65,093)	(44,802)
General and administrative expenses	(151,681)	(81,161)	(81,197)
Research and technological innovation expenses	(4)	(3,462)	(12,093)
Impairment loss on trade receivables and contract assets	(497)	(196)	(1,091)
Other income (expenses) net	(22,206)	2,503	2,728
Total	(1,199,774)	(748,275)	(585,434)

(a)  Depreciation and amortization in the total amount of R$48,354 (R$29,882 as of December 31, 2020 and R$25,577 as of December 31, 2019) include R$31,884 (R$24,085 as of December 31, 2020 and R$19,527 as of December 31, 2019) classified as cost of services and R$16,470 (R$5,797 as of December 31, 2020 and R$6,050 as of December 31, 2019) as expenses.

(b)   Stock options in the total amount of R$2,531 (R$934 as of December 31,2020 and R$3,199 as of December 31, 2019) include R$1,930 (R$139 as of December 31, 2020 and R$626 as of December 31, 2019) classified as cost of services and R$601 (R$795 as of December 31, 2020 and R$2,573 as of December 31, 2019) as expenses.

(c)  Consulting expenses in the total amount of R$9,177 (R$446 as of December 31, 2020 and R$858 as of December 31, 2019) include R$6,957 (R$446 as of December 31, 2020 and R$858 as of December 31, 2019) for acquisitions and R$2,220 referring to costs directly attributable to secondary public share offerings.

24.1          Other income (expenses), net

.	December 31, 2021	December 31, 2020	December 31, 2019
Costs attributable to secondary offer	(2,220)	-	-
Impairment of intangible assets (note 14)	(21,895)	-	-
Government grant	2,481	1,571	3
Other	(572)	932	2,725
Total	(22,206)	2,503	2,728